UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9098

                       AMERICAN BEACON MASTER TRUST
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2006

                  Date of reporting period: December 31, 2006


ITEM 1. REPORT TO STOCKHOLDERS.

    G U I D A N C E     |      V I S I O N      |      E X P E R I E N C E

                        (AMERICAN BEACON FUNDS(SM) LOGO)

                                 ANNUAL REPORT

                                   (GRAPHIC)

DECEMBER 31, 2006

MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
MUNICIPAL MONEY MARKET FUND

About American Beacon

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.


Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents



President's Message ........................................................  1

Financial Highlights:

      Money Market Fund .................................................... 20

      U.S. Government Money Market Fund .................................... 22

      Municipal Money Market Fund .......................................... 24

Schedule of Investments:

      Money Market Portfolio ............................................... 26

      U.S. Government Money Market Portfolio ............................... 30

      Municipal Money Market Portfolio ..................................... 31

Additional Information ............................................  Back Cover


Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.


American Beacon Funds                                          December 31, 2006

(AMERICAN BEACON ADVISORS)

(PHOTO OF WILLIAM F. QUINN)

FELLOW SHAREHOLDERS,

Enclosed please find the Annual Report for the American Beacon Money Market Funds for the year ended December 31, 2006.

      After 17 consecutive 25-basis point (0.25%) rate hikes, the Federal Open Market Committee ("FOMC") held interest rates steady at 5.25% at their August 8th meeting. The Federal Reserve Board (the "Fed") will continue to weigh the risks of accelerating inflation and decelerating economic growth. At the final FOMC meeting in December 2006, the Fed acknowledged the cooling housing market, but remained primarily concerned about inflation. The FOMC should hold rates steady at least through the first half of 2007. The market is focused on slowing housing and auto data and pricing in an ease for the next move by the Fed (albeit in the late part of 2007). Fed officials continue to discuss that additional firming may be needed because inflation remains on the higher-end of their comfort range.

      Despite rising interest rates earlier in the year, both the Institutional and the Cash Management Classes of the American Beacon Money Market Fund one-year returns of 4.99% and 5.05% outperformed the Lipper Institutional Money Market Average return by 27 (0.27%) and 33 (0.33%) basis points, respectively. The American Beacon U.S. Government Money Market Fund -- Cash Management Class also outperformed the Lipper Institutional U.S. Government Money Market Average with a one-year return of 4.97% versus 4.69%. Both Funds surpassed their respective Lipper peer groups over all time periods. Additionally, the Municipal Money Market Fund -- PlanAhead Class posted a return of 2.50%, underperforming the Lipper Tax-Exempt Money Market Average return of 2.76%.

      Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                       Sincerely,
                                       /s/  WILLIAM F. QUINN
                                       William F. Quinn
                                       President, American Beacon Funds

ECONOMIC OVERVIEW
DECEMBER 31, 2006 (UNAUDITED)

The initial estimate of the U.S. gross domestic product ("GDP") growth rate rose 3.5% in the fourth quarter, after rising a modest 2.0% in the third quarter of 2006. Consumer spending was the primary driver, up 4.4%. Consumers used credit cards to make up for diminished mortgage borrowing power. Business fixed investment fell 0.4%, the first decline since the first quarter of 2003. Inventories were up only $35.3 billion, trimming 0.7% from GDP growth. Growth rose solidly above the Federal Reserve Board's (the "Fed") target after two quarters of coming in below, leaving room for debate on the implications of growth. In addition to the up tick in growth, the labor market remains healthy as payroll gains averaged 136,000 per month during the fourth quarter and the unemployment rate remained low at 4.5% in December.

      The Federal Open Market Committee ("FOMC") ended a streak of seventeen consecutive 25 basis point (0.25%) rate hikes at their August 8th meeting, leaving rates unchanged at 5.25% through the rest of 2006. Fed officials continue to weigh the risks of a slowing economy against the risks of higher inflation in determining the future direction of interest rates. At the December meeting, the Fed acknowledged the cooling housing market and its impact on economic growth, but inflation remained their chief concern. "...participants expressed concern that a failure of inflation to moderate as expected could entail significant costs if an upward drift in inflation expectations ensued," the minutes said. As a result, the Fed retained a tightening bias in its December statement maintaining the phrase that "the extent and timing of any additional firming that may be needed to address these risks will depend on the evolution of the outlook for both inflation and economic growth."

      The latest readings of consumer and producer prices indicate that the easing of inflationary pressures may be slow. The core consumer price index ("CPI") rose 0.2% in December after remaining flat in November, and the core producer price index ("PPI"), which also rose 0.2% during the month, came in above economists' expectations. In addition, despite a decline to an annual rate of 2.2% in November which was unchanged in December, the core personal consumption expenditures ("PCE") price index remains above the Fed's comfort range of 1-2%.

      U.S. Treasury yields rose during the fourth quarter as the likelihood of a Fed ease during the first quarter of 2007 began to dissipate. Though the yield curve remained inverted, Treasury yields reached five month highs in January 2007 on signals that the housing market is bottoming, inflation remains stubborn, and employment is strengthening.

      The FOMC should remain on hold at least through the first part of 2007 as Fed officials wait for signs that inflation is indeed moderating. If inflation remains above the Fed's comfort level for an extended period of time, an additional Fed tightening is possible. Despite the Fed's stated tightening bias, the market continues to expect an ease during the second half of 2007.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)


      As the economy continued to show signs of strength during the year, the Fed continued tightening monetary policy through June 2006. Since then the Fed has been on hold with a tightening bias, resulting in a 5.25% fed funds target by year end. This was a move of 25 basis points (0.25%) for each of the first four FOMC meetings after starting the year at 4.25%. In response, the American Beacon Money Market Fund's weighted-average maturity ("WAM") was maintained below 45 days throughout the year. The primary strategy of the Fund was to buy variable rate securities, short-dated commercial paper and overnight investments. Due to maintaining a short WAM in a rising to stable interest rate environment the Fund outperformed its Lipper peer group. This strategy will stay in place until economic data suggest the Fed is about to enter into an easing cycle.

      For the year ended December 31, 2006, the total return of the Cash Management Class of the American Beacon Money Market Fund was 5.05%. The Fund outperformed the Lipper Institutional Money Market Average return of 4.72% by 33 basis points (0.33%). Lipper Inc. ranked the Cash Management Class of the Fund 14th among 357, 15th among 291 and 16th among 233 Institutional Money Market Funds for the one-year, three-year and five-year periods ended December 31, 2006, respectively. The Lipper Institutional Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.


                              (PERFORMANCE GRAPH)

                                                ANNUALIZED TOTAL RETURNS
                                                    AS OF  12/31/2006
                                        ---------------------------------------
                                        1 YEAR         5 YEARS         10 YEARS
                                        ------         -------         --------
Cash Management Class(1,2) ...........   5.05%          2.46%            3.92%
Institutional Class (1,3) ............   4.99%          2.37%            3.87%
PlanAhead Class (1) ..................   4.69%          2.09%            3.58%
Platinum Class(1,2) ..................   4.17%          1.63%            3.13%


1 Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and share may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Fund performance for the five and ten-year periods represent the total returns achieved by the Institutional Class from 1/1/97 up to 12/1/01, the inception date of the Cash Management Class, and the returns of the Cash Management Class since its inception. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than they would have been had the Cash Management Class been in place since 1/1/97. A portion of the fees charged to the Cash Management and Platinum classes of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

3 A portion of the fees charged to the Institutional Class of the Fund has been waived since 2006. Performance prior to waiving fees was lower than the actual returns shown for periods after 2006.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)


PORTFOLIO STATISTICS AS OF DECEMBER 31, 2006

                                CASH
                              MANAGEMENT     INSTITUTIONAL     PLANAHEAD     PLATINUM
                                CLASS            CLASS           CLASS         CLASS
                              ----------     -------------     ---------    ----------
7-day Current Yield*              5.25%           5.22%           4.97%         4.41%
7-day Effective Yield*            5.38%           5.35%           5.09%         4.50%
30-day Yield*                     5.24%           5.21%           4.96%         4.40%
Weighted Avg. Maturity         47 Days         47 Days         47 Days       47 Days
Moody's Rating                     Aaa             N/A             N/A           N/A
S&P Rating                        AAAm             N/A             N/A           N/A

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.


TOP TEN ISSUERS AS OF DECEMBER 31, 2006

                                                   % OF
                                               NET ASSETS**
                                               ------------
Wells Fargo & Co.                                 5.3%
US Bank, NA                                       5.1%
Caylon                                            4.7%
World Savings Bank FSB                            4.5%
BNP Paribas                                       4.3%
Abbey National Treasury Services, PLC             4.3%
Credit Suisse USA, Inc.                           4.2%
General Electric Capital Corp.                    4.0%
Goldman Sachs Group, Inc.                         3.9%
Royal Bank of Scotland PLC                        3.4%

**   Percent of net assets of American Beacon Master Money Market Portfolio.


ASSET ALLOCATION AS OF DECEMBER 31, 2006

                                                   % OF
                                               NET ASSETS**
                                               ------------
Bank CDs, TDs and Notes                          44.7%
Corporate Notes                                  41.0%
Commercial Paper                                 10.2%
Repurchase Agreements                             2.5%
Fund Agreements                                   1.2%
Net Other Assets                                  0.4%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.


ACTUAL EXPENSES

     The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                      BEGINNING      ENDING     EXPENSES PAID
                                       ACCOUNT      ACCOUNT     DURING PERIOD*
                                        VALUE        VALUE         7/1/06-
                                        7/1/06      12/31/06       12/31/06
                                      ---------    ---------    --------------
CASH MANAGEMENT CLASS
Actual..............................  $1,000.00    $1,026.71        $0.77
Hypothetical (5% return
before expenses)....................  $1,000.00    $1,024.45        $0.77

INSTITUTIONAL CLASS
Actual..............................  $1,000.00    $1,026.54        $0.92
Hypothetical (5% return
before expenses)....................  $1,000.00    $1,024.30        $0.92

PLANAHEAD CLASS
Actual..............................  $1,000.00    $1,025.11        $2.35
Hypothetical (5% return
before expenses)....................  $1,000.00    $1,022.89        $2.35

PLATINUM CLASS
Actual..............................  $1,000.00    $1,022.39        $5.05
Hypothetical (5% return
before expenses)....................  $1,000.00    $1,020.21        $5.04

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.15%, 0.18%, 0.46% and 0.99% for the Cash Management, Institutional, PlanAhead and Platinum Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)

     As the economy continued to show signs of strength during the year, the Fed continued tightening monetary policy through June 2006. Since then the Fed has been on hold with a tightening bias, resulting in a 5.25% fed funds target by year end. This was a move of 25 basis points (0.25%) for each of the first four FOMC meetings after starting the year at 4.25%. In response, the American Beacon U.S. Government Money Market Fund's weighted-average maturity was maintained below 20 days throughout the year. The primary strategy of the Fund was to buy short-dated and variable rate agencies along with overnight repurchase agreements. Due to maintaining short duration in a rising to stable interest rate environment, the Fund outperformed its Lipper peer group. This strategy will stay in place until economic data suggest the Fed is about to enter into an easing cycle.

     For the year ended December 31, 2006, the total return of the Cash Management Class of the American Beacon U.S. Government Money Market Fund was 4.97%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 4.69% by 28 basis points (0.28%). Lipper Inc. ranked the Cash Management Class of the Fund 7th among 147, 9th among 106 and 8th among 64 Institutional U.S. Government Money Market Funds for the one-year, five-year and ten-year periods ended December 31, 2006, respectively. The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.


                             (PERFORMANCE GRAPH)


                                                  ANNUALIZED TOTAL RETURNS
                                           ------------------------------------
                                                      AS OF 12/31/2006
                                           ------------------------------------
                                           1 YEAR       5 YEARS        10 YEARS
                                           ------       -------        --------
Cash Management Class (1,2) .......         4.97%         2.39%          3.81%
PlanAhead Class (1,3) .............         4.51%         1.99%          3.44%
Platinum Class (1,4) ..............         4.14%         1.59%          3.02%

1 Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and share may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class. A portion of the fees charged to the Cash Management Class of the Fund has been waived since 2002. Performance prior to waiving fees was lower than actual returns shown for periods after 2002.

3 A portion of the fees charged to the PlanAhead Class of the Fund has been waived since 2003. Performance prior to waiving fees was lower than the actual returns shown for periods after 2003.

4 A portion of the fees charged to the Platinum Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.


PORTFOLIO STATISTICS AS OF DECEMBER 31,2006

                              CASH
                           MANAGEMENT    PLANAHEAD   PLATINUM
                             CLASS         CLASS      CLASS
                           ----------    ---------   --------
7-day Current Yield*         5.19%         4.73%      4.39%
7-day Effective Yield*       5.33%         4.84%      4.49%
30-day Yield*                5.17%         4.71%      4.37%
Weighted Avg. Maturity       6 Days       6 Days      6 Days
Moody's Rating                Aaa           N/A        N/A
S&P Rating                    AAAm          N/A        N/A

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.


ASSET ALLOCATION AS OF DECEMBER 31, 2006

                                                   % OF
                                               NET ASSETS**
                                               ------------
Repurchase Agreements                             94.8%
Government Securities                              5.1%
Net Other Assets                                   0.1%

** Percent of net assets of the American Beacon Master U.S. Government Money Market Portfolio.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)


FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.


ACTUAL EXPENSES

     The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher. You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                      BEGINNING      ENDING     EXPENSES PAID
                                       ACCOUNT      ACCOUNT     DURING PERIOD*
                                        VALUE        VALUE         7/1/06-
                                        7/1/06      12/31/06       12/31/06
                                      ---------    ---------    --------------
CASH MANAGEMENT CLASS
Actual..............................  $1,000.00    $1,026.31         $0.97
Hypothetical (5% return
before expenses)....................  $1,000.00    $1,024.25         $0.97

PLANAHEAD CLASS
Actual..............................  $1,000.00    $1,024.14         $3.11
Hypothetical (5% return
before expenses)....................  $1,000.00    $1,022.13         $3.11

PLATINUM CLASS
Actual..............................  $1,000.00    $1,022.19         $5.05
Hypothetical (5% return
before expenses)....................  $1,000.00    $1,020.21         $5.04

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.19%, 0.61% and 0.99% for the Cash Management, PlanAhead and Platinum Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON MUNICIPAL MONEY MARKET FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)

     The American Beacon Municipal Money Market Fund maintained a relatively short average maturity during 2006. The variable rate demand note (VRDN) market provided the most attractive investment option throughout the period. Rates on these securities remained appealing as short-term interest rates increased 100 basis points (1.00%) during the year. The investment manager will continue to focus purchases on attractively priced VRDNs backed by letters of credit or bond insurance and may buy selective fixed rate instruments when evidence emerges that the Fed has completed its current tightening cycle.

     For the year ended December 31, 2006, the total return of the PlanAhead Class of the American Beacon Municipal Money Market Fund was 2.50%. The Fund under-performed the Lipper Tax-Exempt Money Market Average return of 2.76%. The Lipper Tax-Exempt Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Tax-Exempt Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.


                   (PERFORMANCE GRAPH)


                               ANNUALIZED TOTAL RETURNS
                             ---------------------------
                                   AS OF 12/31/2006
                             ---------------------------
                             1 YEAR   5 YEARS   10 YEARS
                             ------   -------   --------
PlanAhead  Class (1,2)....    2.50%     1.11%     2.04%
Platinum Class (1,3)......    2.50%     1.00%     1.78%

1 Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and share may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 A portion of the fees charged to the PlanAhead Class of the Fund has been waived since 2003. Performance prior to waiving fees was lower than the actual returns shown for periods after 2003.

3 A portion of the fees charged to the Platinum Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.


PORTFOLIO STATISTICS AS OF DECEMBER 31, 2006


                                 PLANAHEAD      PLATINUM
                                   CLASS         CLASS
                                 ---------      --------
7-day Current Yield*               2.95%          2.95%
7-day Effective Yield*             3.00%          3.00%
30-day Yield*                      2.71%          2.71%
Weighted Avg. Maturity           4 Days         4 Days

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.


TOP TEN HOLDINGS AS OF DECEMBER 31, 2006

                                                                        % OF
                                                                    NET ASSETS**
                                                                    ------------
Alachua County, Florida Housing Financial Authority                    5.7%
Michigan State Housing Development Authority                           5.5%
Ohio Water Development Authority                                       5.3%
Montgomery Cnty, Maryland Variable Rate Housing                        5.2%
University Athletic Association, Inc.                                  5.0%
New York State Housing Finance Agency                                  5.0%
Illinois Finance Authority                                             5.0%
Sweetwater County, Wyoming Pollution Control                           4.7%
Indiana County Industrial Development Authority                        4.7%
University of Colorado Hospital System                                 4.0%


ASSET ALLOCATION AS OF DECEMBER 31, 2006

                                                                        % OF
                                                                    NET ASSETS**
                                                                    ------------
Municipal Obligations                                                  96.8%

Other Investments                                                       3.0%

Net Other Assets                                                        0.2%

** Percent of net assets of the American Beacon Master Municipal Money Market Portfolio.

PERFORMANCE OVERVIEW
AMERICAN BEACON MUNICIPAL MONEY MARKET FUND(SM)
DECEMBER 31, 2006 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

     The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                      BEGINNING      ENDING     EXPENSES PAID
                                       ACCOUNT      ACCOUNT     DURING PERIOD*
                                        VALUE        VALUE          7/1/06-
                                        7/1/06      12/31/06       12/31/06
                                      ---------    ---------    --------------
PLANAHEAD CLASS
Actual............................... $1,000.00    $1,013.26        $5.02
Hypothetical (5% return
 before expenses).................... $1,000.00    $1,020.21        $5.04

PLATINUM CLASS
Actual............................... $1,000.00    $1,013.26        $5.02
Hypothetical (5% return
 before expenses).................... $1,000.00    $1,020.21        $5.04

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.99% and 0.99% for the PlanAhead and Platinum Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Trustees and Shareholders of
American Beacon Funds

We have audited the accompanying statements of assets and liabilities of American Beacon Funds, comprised of the American Beacon Money Market Fund, the American Beacon U.S. Government Money Market Fund, and the American Beacon Municipal Money Market Fund (collectively, the "Funds") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Funds at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                /s/ ERNST & YOUNG LLP


Dallas, TX
February 27, 2007

AMERICAN BEACON FUNDS
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                                     U.S. GOVERNMENT       MUNICIPAL
                                                                   MONEY MARKET        MONEY MARKET      MONEY MARKET
                                                                   ------------      ---------------     ------------
ASSETS:
   Investment in Portfolio, at value..............................  $ 1,210,824      $      9,669        $    5,046
   Receivable for fund share sold.................................          227                --                --
   Receivable from Manager for expense reimbursement (Note 2).....            6                 1                 3
   Prepaid expenses...............................................           54                14                11
                                                                    -----------         ---------         ---------
      TOTAL ASSETS................................................    1,211,111             9,684             5,060
                                                                    -----------         ---------         ---------

LIABILITIES:
   Dividends payable..............................................          440                23                --
   Administrative service and service fees payable (Note 2).......          128                 3                 2
   Distribution fees payable (Note 2).............................            8                 1                 1
   Other Liabilities..............................................           53                19                 9
                                                                    -----------         ---------         ---------
      TOTAL LIABILITIES...........................................          629                46                12
                                                                    -----------         ---------         ---------
   NET ASSETS.....................................................  $ 1,210,482         $   9,638         $   5,048
                                                                    ===========         =========         =========

ANALYSIS OF NET ASSETS:
      Paid-in-capital.............................................    1,210,482             9,638             5,048
                                                                    -----------         ---------         ---------
NET ASSETS........................................................  $ 1,210,482         $   9,638         $   5,048
                                                                    ===========         =========         =========

SHARES OUTSTANDING (NO PAR VALUE):
   Cash Management Class..........................................  501,905,012         3,568,227               N/A
                                                                    ===========         =========         =========
   Institutional Class............................................  504,402,899               N/A               N/A
                                                                    ===========         =========         =========

   PlanAhead Class................................................  170,517,540         2,057,988         1,591,386
                                                                    ===========         =========         =========
   Platinum Class.................................................   33,656,256         4,011,670         3,456,953
                                                                    ===========         =========         =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Cash Management Class..........................................  $      1.00         $    1.00               N/A
                                                                    ===========         =========         =========
   Institutional Class............................................  $      1.00               N/A               N/A
                                                                    ===========         =========         =========
   PlanAhead Class................................................  $      1.00         $    1.00         $    1.00
                                                                    ===========         =========         =========
   Platinum Class.................................................  $      1.00         $    1.00         $    1.00
                                                                    ===========         =========         =========








                             See accompanying notes

 See accompanying Financial Statements of the American Beacon Master Portfolios
                                       11

AMERICAN BEACON FUNDS
STATEMENT OF OPERATIONS
DECEMBER 31, 2006  (IN THOUSANDS)


                                                                                      U.S. GOVERNMENT      MUNICIPAL MONEY
                                                                   MONEY MARKET        MONEY MARKET            MARKET
                                                                 ---------------      ---------------      ---------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
  Interest Income ..........................................     $        38,896      $           682      $           172
  Portfolio expenses .......................................                (824)                 (17)                  (9)
                                                                 ---------------      ---------------      ---------------
    NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO .........              38,072                  665                  163
                                                                 ---------------      ---------------      ---------------
FUND EXPENSES:
  Administrative service fees (Note 2):
    Cash Management Class ..................................                 295                    5                   --
    Institutional Class ....................................                  94                   --                   --
    PlanAhead Class ........................................                 202                    2                    1
    Platinum Class .........................................                 233                   30                   23
  Transfer agent fees:
    Cash Management Class ..................................                  18                    4                   --
    Institutional Class ....................................                  13                   --                   --
    PlanAhead Class ........................................                  19                    2                    5
    Platinum Class .........................................                   1                    2                    3
  Professional fees ........................................                  19                   10                    9
  Registration fees and expenses ...........................                  56                   41                   28
  Service fees - PlanAhead Class (Note 2) ..................                 506                    7                    4
  Distribution fees - Platinum Class (Note 2) ..............                  90                   12                    9
  Prospectus and shareholder reports .......................                  48                    4                    1
  Other Expenses ...........................................                  --                    5                    1
                                                                 ---------------      ---------------      ---------------
    TOTAL FUND EXPENSES ....................................               1,594                  124                   84
                                                                 ---------------      ---------------      ---------------
LESS WAIVER AND REIMBURSEMENT OF EXPENSES (NOTE 2) .........                 261                   66                   44
                                                                 ---------------      ---------------      ---------------
    NET FUND EXPENSES ......................................               1,333                   58                   40
                                                                 ---------------      ---------------      ---------------
NET INVESTMENT INCOME ......................................              36,739                  607                  123
                                                                 ---------------      ---------------      ---------------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
  Net realized gain on investments .........................                   1                   --                   --
                                                                 ---------------      ---------------      ---------------
    NET GAIN ON INVESTMENTS ................................                   1                   --                   --
                                                                 ---------------      ---------------      ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......     $        36,740      $           607      $           123
                                                                 ---------------      ---------------      ---------------


                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
DECEMBER 31, 2006 (IN THOUSANDS)


                                                                         U.S. GOVERNMENT MONEY
                                              MONEY MARKET                       MARKET                  MUNICIPAL MONEY MARKET
                                      ----------------------------    ----------------------------    ----------------------------
                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                      ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                      ------------    ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income ...........   $     36,739    $     20,577    $        607    $        850    $        123    $         97
  Net realized gain on
   investments ....................              1               2              --               1              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
      NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS           36,740          20,579             607             851             123              97
                                      ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income
    Cash Management Class .........        (21,235)        (10,861)           (304)           (619)             --              --
    Institutional Class ...........         (4,754)         (1,545)             --              --              --              --
    PlanAhead Class ...............         (9,290)         (7,158)           (114)           (108)            (35)            (30)
    Platinum Class ................         (1,460)         (1,013)           (189)           (123)            (88)            (67)
  Net Realized gain on investments
    Cash Management Class .........             (1)             (1)             --              (1)             --              --
    Institutional Class ...........             --              --              --              --              --              --
    PlanAhead Class ...............             --              (1)             --              --              --              --
    Platinum Class ................             --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    DISTRIBUTIONS TO SHAREHOLDERS          (36,740)        (20,579)           (607)           (851)           (123)            (97)
                                      ------------    ------------    ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares          5,755,911       4,429,630          39,131         144,480          21,207          15,294
  Reinvestment of dividends and
   distributions                            32,640          18,064             225             162             123              97
  Cost of shares redeemed               (5,091,891)     (4,580,001)        (58,084)       (156,852)        (20,695)        (16,156)
                                      ------------    ------------    ------------    ------------    ------------    ------------
      NET INCREASE (DECREASE) IN
       NET ASSETS .................        696,660        (132,307)        (18,728)        (12,210)            635            (765)
                                      ------------    ------------    ------------    ------------    ------------    ------------

                                      ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS ...........................        696,660        (132,307)        (18,728)        (12,210)            635            (765)
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS:
  Beginning of period .............        513,822         646,129          28,366          40,576           4,413           5,178
                                      ------------    ------------    ------------    ------------    ------------    ------------
  END OF PERIOD ...................   $  1,210,482    $    513,822    $      9,638    $     28,366    $      5,048    $      4,413
                                      ============    ============    ============    ============    ============    ============


                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no-load, open-end management investment company with separate series. The following series are included in this report:
American Beacon Money Market, American Beacon U.S. Government Money Market and American Beacon Municipal Money Market Funds (each a "Fund" and collectively, the "Funds").

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows:


AMERICAN BEACON:                  --> invests assets in --> AMERICAN BEACON MASTER TRUST:
---------------------------------                           --------------------------------------
Money Market Fund                                           Money Market Portfolio
U.S. Government Money Market Fund                           U.S. Government Money Market Portfolio
Municipal Money Market Fund                                 Municipal Money Market Portfolio

     Each Fund has the same investment objectives as its corresponding American Beacon Master Trust Portfolio. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (9.51%, 1.72% and 15.69% at December 31, 2006 of the American Beacon Master Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

CLASS DISCLOSURE

     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Please note that not all Funds offer all classes. The following table sets forth the differences amongst the classes:

CLASS:                                            OFFERED TO:                               SERVICE AND DISTRIBUTION FEES:
---------------------     -----------------------------------------------------------     -----------------------------------
CASH MANAGEMENT CLASS     Investors making an initial investment of $10 million for       Administrative Service Fee -- 0.07%
                          Money Market and $2 million for U.S. Government Money
                          Market, or investors investing through an intermediary

INSTITUTIONAL CLASS       Investors making an initial investment of $2 million            Administrative Service Fee -- 0.10%

PLANAHEAD CLASS           General public and investors investing through an               Administrative Service Fee -- 0.10%
                          intermediary                                                    Service Fee -- 0.25%

PLATINUM CLASS            Investors investing through selected financial institutions     Administrative Service Fee -- 0.65%
                          (such as banks and broker-dealers)                              Distribution Fee -- 0.25%


VALUATION OF INVESTMENTS

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

VALUATION OF SHARES

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale. With respect to a class of a Fund, price per share is computed by dividing the value of the class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of class shares outstanding.

USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, the Manager is evaluating the implications of FIN 48 and its potential impact on the financial statements. The Fund's net asset value per share will reflect FIN 48 adjustments no later than June 29, 2007, and any adjustments will be reflected in the Fund's semi-annual report to shareholders.

     In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Manager is evaluating the impact of FAS 157; however, it is not expected to have a material impact on the Funds' net assets or results of operations.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


OTHER

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

ADMINISTRATIVE SERVICES AGREEMENT

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Institutional, PlanAhead and Platinum Classes of the Funds.

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.55% of the average daily net assets of the Platinum Class of each Fund.

     A separate Administrative Services Plan has been adopted for the Cash Management Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.07% of the average daily net assets of the Cash Management Class of each Fund.

DISTRIBUTION PLAN

     The Trust, except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Class of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of the Platinum class of each Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

SERVICE AGREEMENT

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


REIMBURSEMENT AND WAIVER OF EXPENSES

     The Manager contractually agreed to reimburse the following Funds for distribution and other expenses through February 28, 2007 to the extent total annual fund operating expenses exceed the following amounts:


FUND                                                    CLASS               EXPENSE CAP      AMOUNT
---------------------------------------------------     ---------------     -----------     --------
Money Market Fund..................................     Cash Management        0.15%        $208,332
Money Market Fund..................................     Platinum               0.99%          17,244
U.S. Government Money Market Fund..................     Cash Management        0.19%          29,476
U.S. Government Money Market Fund..................     PlanAhead              0.65%          10,124
U.S. Government Money Market Fund..................     Platinum               0.99%          26,078
Municipal Money Market Fund........................     PlanAhead              0.99%          10,189
Municipal Money Market Fund........................     Platinum               0.99%          33,686


     The Manager contractually agreed to reimburse the Institutional Class of the Money Market Fund for other expenses through February 28, 2007 to the extent total annual fund operating expenses exceed 0.20%. Beginning June 26, 2006 the Manager voluntarily agreed to reimburse this class for other expenses to the extent annualized operating expenses exceed 0.18%. The Manager reimbursed expenses totaling $31,296 to the Institutional Class of the Money Market Fund during the twelve months ended December 31, 2006.

     The Manager voluntarily reimbursed the PlanAhead Class of the Money Market Fund for other expenses totaling $3,719 during the twelve months ended December 31, 2006.

EXPENSE REIMBURSEMENT PLAN

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon expense limit. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:


                                 U.S. GOVERNMENT      MUNICIPAL
YEAR            MONEY MARKET       MONEY MARKET      MONEY MARKET
-----------     ------------     ---------------     ------------
2007.......       140,252             38,411            27,596
2008.......       293,487             54,846            29,552
2009.......       260,591             65,678            43,875


     The Funds have not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

3. FEDERAL INCOME TAXES

     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. Temporary differences are not reflected in the financial records.

     Dividends are categorized in accordance with federal income tax regulations which may treat certain transactions differently than U. S. generally accepted accounting principles. Accordingly, the character of

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid for the year ended December 31, 2006 and the year ended December 31, 2005 were as follows (in thousands):


                                          MONEY MARKET              U.S. GOVERNMENT MONEY MARKET         MUNICIPAL MONEY MARKET
                                  -----------------------------     -----------------------------     -----------------------------
                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                      2006             2005             2006             2005             2006             2005
                                  ------------     ------------     ------------     ------------     ------------     ------------
DISTRIBUTIONS PAID FROM
ORDINARY INCOME:*
  Cash Management Class ......    $     21,235     $     10,862     $        304     $        620               --               --
  Institutional Class ........           4,754            1,545               --               --               --               --
  PlanAhead Class ............           9,291            7,159              114              108               --               --
  Platinum Class .............           1,460            1,013              189              123               --               --
TAX EXEMPT INCOME:**
  Cash Management Class ......              --               --               --               --               --               --
  Institutional Class ........              --               --               --               --               --               --
  PlanAhead Class ............              --               --               --               --     $         35     $         30
  Platinum Class .............              --               --               --               --               88               67
                                  ------------     ------------     ------------     ------------     ------------     ------------
TOTAL DISTRIBUTIONS PAID .....    $     36,740     $     20,579     $        607     $        851     $        123     $         97
                                  ============     ============     ============     ============     ============     ============

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

** Approximately 17% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.(unaudited)

     As of December 31, 2006, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

     The Funds do not have capital loss carryforwards as of December 31, 2006.

4. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

YEAR ENDED DECEMBER 31, 2006


                                                      CASH
                                                 MANAGEMENT CLASS    INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
                                                 ----------------    --------------------   ---------------    --------------
MONEY MARKET FUND
Shares sold .................................           3,868,924               1,325,652           515,550            45,785
Reinvestment of dividends ...................              19,760                   3,586             7,834             1,460
Shares redeemed .............................          (3,586,788)               (861,256)         (589,770)          (54,077)
                                                 ----------------    --------------------   ---------------    --------------
Net increase (decrease) in shares outstanding             301,896                 467,982           (66,386)           (6,832)
                                                 ================    ====================   ===============    ==============

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


                                                           CASH
                                                     MANAGEMENT CLASS     PLANAHEAD CLASS       PLATINUM CLASS
                                                     ----------------    -------------------    ----------------
U.S. GOVERNMENT MONEY MARKET FUND
Shares sold ......................................             20,647                  8,290              10,194
Reinvestment of dividends ........................                  0                     36                 189
Shares redeemed ..................................            (39,597)                (8,201)            (10,286)
                                                     ----------------    -------------------    ----------------
Net increase (decrease) in shares outstanding ....            (18,950)                   125                  97
                                                     ================    ===================    ================


                                                     PLANAHEAD CLASS       PLATINUM CLASS
                                                     ----------------    -------------------
MUNICIPAL MONEY MARKET FUND
Shares sold ......................................              3,458                 17,749
Reinvestment of dividends ........................                 35                     88
Shares redeemed ..................................             (3,549)               (17,146)
                                                     ----------------    -------------------
Net increase (decrease) in shares outstanding ....                (56)                   691
                                                     ================    ===================


YEAR ENDED DECEMBER 31, 2005


                                                           CASH
                                                     MANAGEMENT CLASS    INSTITUTIONAL CLASS    PLANAHEAD CLASS     PLATINUM CLASS
                                                     ----------------    -------------------    ----------------   ----------------
MONEY MARKET FUND
Shares sold ......................................          3,192,463                215,369             962,664             59,134
Reinvestment of dividends ........................             10,515                    957               5,579              1,013
Shares redeemed ..................................             (3,438)              (214,050)           (863,779)           (64,617)
                                                     ----------------    -------------------    ----------------   ----------------
Net increase (decrease) in shares outstanding ....           (234,577)                 2,276             104,464             (4,470)
                                                     ================    ===================    ================   ================


                                                           CASH
                                                     MANAGEMENT CLASS      PLANAHEAD CLASS       PLATINUM CLASS
                                                     ----------------    -------------------    ----------------
U.S. GOVERNMENT MONEY MARKET FUND
Shares sold ......................................             82,100                 57,385               4,995
Reinvestment of dividends ........................                 --                     39                 123
Shares redeemed ..................................            (88,173)               (60,861)             (7,818)
                                                     ----------------    -------------------    ----------------
Net (decrease) in shares outstanding .............             (6,073)                (3,437)             (2,700)
                                                     ================    ===================    ================


                                                      PLANAHEAD CLASS      PLATINUM CLASS
                                                     ----------------    -------------------
MUNICIPAL MONEY MARKET FUND
Shares sold ......................................              4,267                 11,027
Reinvestment of dividends ........................                 30                     67
Shares redeemed ..................................             (4,356)               (11,800)
                                                     ----------------    -------------------
Net (decrease) in shares outstanding .............                (59)                  (706)
                                                     ================    ===================

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                       CASH MANAGEMENT CLASS
                                                                   ----------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31
                                                                   ----------------------------------------------------------
                                                                     2006         2005         2004         2003        2002
                                                                   --------     --------     --------     --------     ------
NET ASSET VALUE, BEGINNING OF PERIOD ................              $   1.00     $   1.00     $   1.00     $   1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:                                 --------     --------     --------     --------     ------
  Net investment income(A) ..........................                  0.05         0.03         0.01         0.01       0.02
  Net realized gain on investments ..................                    --(B)        --(B)        --(B)        --(B)      --(B)
                                                                   --------     --------     --------     --------     ------
Total income from investment operations .............                  0.05         0.03         0.01         0.01       0.02
                                                                   --------     --------      -------     --------     ------
LESS DISTRIBUTIONS:
  Dividends from net investment income ..............                 (0.05)       (0.03)       (0.01)       (0.01)     (0.02)
  Distributions from net realized gains on securities                    --(B)        --(B)        --(B)        --(B)      --(B)
                                                                   --------     --------     --------     --------     ------
Total distributions .................................                 (0.05)       (0.03)       (0.01)       (0.01)     (0.02)
                                                                   ---------    ---------    ---------    ---------    -------
NET ASSET VALUE, END OF PERIOD ......................              $   1.00     $   1.00     $   1.00     $   1.00     $ 1.00
                                                                   ========     ========     ========     ========     ======
TOTAL RETURN ........................................                  5.05%        3.19%        1.30%        1.08%      1.73%
                                                                   =========    =========    =========    =========    =======
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..........              $501,905     $200,010     $434,587     $117,395     $6,641
    Ratios to average net assets (annualized):(A)
  Expenses, net of waivers ..........................                  0.15%        0.15%        0.15%        0.16%      0.19%
  Expenses before waivers ...........................                  0.20%        0.23%        0.23%        0.24%      0.22%
  Net investment income, net of waivers .............                  5.04%        3.08%        1.34%        1.03%      1.73%
  Net investment income (loss), before waivers ......                  4.99%        3.00%        1.26%        0.95%      1.70%




                                                                                     INSTITUTIONAL CLASS
                                                                 ----------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31
                                                                 ----------------------------------------------------------
                                                                   2006        2005        2004         2003         2002
                                                                 --------     -------     -------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ................            $   1.00     $  1.00     $  1.00     $   1.00     $   1.00
                                                                 --------     -------     -------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(A) ..........................                0.05        0.03        0.01         0.01         0.02
  Net realized gain on investments ..................                  --(B)       --(B)       --(B)        --(B)        --(B)
                                                                 --------     -------     -------     --------     --------
Total income from investment operations .............                0.05        0.03        0.01         0.01         0.02
                                                                 --------     -------     -------     --------     --------
LESS DISTRIBUTIONS:
  Dividends from net investment income ..............               (0.05)      (0.03)      (0.01)       (0.01)       (0.02)
  Distributions from net realized gains on securities                  --(B)       --(B)       --(B)        --(B)        --(B)
                                                                 --------     -------     -------     --------     --------
Total distributions .................................               (0.05)      (0.03)      (0.01)       (0.01)       (0.02)
                                                                 ---------    --------    --------    ---------    ---------
NET ASSET VALUE, END OF PERIOD ......................            $   1.00     $  1.00     $  1.00     $   1.00     $   1.00
                                                                 ========     =======     =======     ========     ========
TOTAL RETURN ........................................                4.99%       3.06%       1.20%        0.97%        1.67%
                                                                 =========    ========    ========    =========    =========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..........            $504,403     $36,421     $34,146     $159,092     $474,922
  Ratios to average net assets (annualized):(A)
  Expenses, net of waivers ..........................                0.19%       0.28%       0.24%        0.27%        0.24%
  Expenses before waivers............................                0.23%       0.28%       0.24%        0.27%        0.24%
  Net investment income, net of waivers .............                5.06%       3.07%       1.05%        1.00%        1.68%
  Net investment income (loss), before waivers ......                5.02%       3.07%       1.05%        1.00%        1.68%

----------

A The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of income and expenses of the American Beacon Master Money Market Portfolio.

B    Amount is less than $.01 per share.

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                 PLANAHEAD CLASS
                                                          -----------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31
                                                          -----------------------------------------------------------
                                                            2006         2005        2004         2003         2002
                                                          --------     --------    --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ..................   $   1.00     $   1.00    $   1.00     $   1.00     $   1.00
                                                          --------     --------    --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(A) ............................       0.05         0.03        0.01         0.01         0.01
  Net realized gain on investments ....................         --(B)        --(B)       --(B)        --(B)        --(B)
                                                          --------     --------    --------     --------     --------
Total income from investment operations ...............       0.05         0.03        0.01         0.01         0.01
                                                          --------     --------    --------     --------     --------
LESS DISTRIBUTIONS:
  Dividends from net investment income ................      (0.05)       (0.03)      (0.01)       (0.01)       (0.01)
  Distributions from net realized gains on securities .         --(B)        --(B)       --(B)        --(B)        --(B)
                                                          --------     --------    --------     --------     --------
Total distributions ...................................      (0.05)       (0.03)      (0.01)       (0.01)       (0.01)
                                                          --------     --------    --------     --------     --------
NET ASSET VALUE, END OF PERIOD ........................   $   1.00     $   1.00    $   1.00     $   1.00     $   1.00
                                                          ========     ========    ========     ========     ========
TOTAL RETURN ..........................................       4.69%        2.82%       0.93%        0.70%        1.37%
                                                          ========     ========    ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ............   $170,518     $236,903    $132,438     $126,972     $155,535
  Ratios to average net assets (annualized):(A)
  Expenses, net of waivers ............................       0.49%        0.51%       0.51%        0.54%        0.54%
  Expenses before waivers .............................       0.49%        0.51%       0.51%        0.54%        0.54%
  Net investment income, net of waivers ...............       4.59%        2.83%       0.94%        0.71%        1.36%
  Net investment income (loss), before waivers ........       4.59%        2.83%       0.94%        0.71%        1.36%




                                                                                PLATINUM CLASS
                                                           --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31
                                                           --------------------------------------------------------
                                                             2006        2005       2004        2003         2002
                                                           -------     -------     -------     -------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ..................    $  1.00     $  1.00     $  1.00     $  1.00     $   1.00
                                                           -------     -------     -------     -------     --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(A) ............................       0.04        0.02          --(B)       --(B)      0.01
  Net realized gain on investments ....................         --(B)       --(B)       --(B)       --(B)        --(B)
                                                           -------     -------     -------     -------     --------
Total income from investment operations ...............       0.04        0.02          --(B)       --(B)      0.01
                                                           -------     -------     -------     -------     --------
LESS DISTRIBUTIONS:
  Dividends from net investment income ................      (0.04)      (0.02)         --(B)       --(B)     (0.01)
  Distributions from net realized gains on securities .         --(B)       --(B)       --(B)       --(B)        --(B)
                                                           -------     -------     -------     -------     --------
Total distributions ...................................      (0.04)      (0.02)         --(B)       --(B)     (0.01)
                                                           -------     -------     -------     -------     --------
NET ASSET VALUE, END OF PERIOD ........................    $  1.00     $  1.00     $  1.00     $  1.00     $   1.00
                                                           =======     =======     =======     =======     ========
TOTAL RETURN ..........................................       4.17%       2.33%       0.46%       0.25%        0.98%
                                                           =======     =======     =======     =======     ========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ............    $33,656     $40,488     $44,958     $48,920     $913,240
  Ratios to average net assets (annualized):(A)
  Expenses, net of waivers ............................       0.99%       0.99%       0.99%       0.96%        0.93%
  Expenses before waivers .............................       1.04%       1.06%       1.06%       1.09%        0.94%
  Net investment income, net of waivers ...............       4.08%       2.27%       0.43%       0.38%        0.97%
  Net investment income (loss), before waivers ........       4.03%       2.20%       0.36%       0.25%        0.96%


----------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of income and expenses of the American Beacon Master Money Market Portfolio.
(B)  Amount is less than $.01 per share.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                             CASH MANAGEMENT CLASS
                                                           -----------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31
                                                           -----------------------------------------------------
                                                            2006       2005        2004        2003        2002
                                                           ------    -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD .................     $ 1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                           ------    -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(A) ..........................       0.05       0.03        0.01        0.01        0.02
   Net realized gain on investments ..................         --(B)      --(B)       --(B)       --(B)       --(B)
                                                           ------    -------     -------     -------     -------
Total income from investment operations ..............       0.05       0.03        0.01        0.01        0.02
                                                           ------    -------     -------     -------     -------
LESS DISTRIBUTIONS:
   Dividends from net investment income ..............      (0.05)     (0.03)      (0.01)      (0.01)      (0.02)
   Distributions from net realized gains on securities         --(B)      --(B)       --(B)       --(B)       --(B)
                                                           ------    -------     -------     -------     -------
Total distributions ..................................      (0.05)     (0.03)      (0.01)      (0.01)      (0.02)
                                                           ------    -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD .......................     $ 1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                           ======    =======     =======     =======     =======
TOTAL RETURN .........................................       4.97%      3.12%       1.22%       1.04%       1.67%
                                                           ======    =======     =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..........     $3,568    $22,518     $28,591     $22,060     $38,310
   Ratios to average net assets (annualized):(A)
   Expenses, net of waivers ..........................       0.19%      0.19%       0.19%       0.19%       0.19%
   Expenses before waivers ...........................       0.64%      0.38%       0.29%       0.37%       0.23%
   Net investment income, net of waivers .............       4.60%      2.99%       1.21%       1.04%       1.69%
   Net investment income (loss), before waivers ......       4.16%      2.80%       1.11%       0.86%       1.65%




                                                                              PLANAHEAD CLASS
                                                           -----------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31
                                                           -----------------------------------------------------
                                                            2006       2005       2004        2003        2002
                                                           ------     ------     ------     -------     --------
NET ASSET VALUE, BEGINNING OF PERIOD .................     $1 .00     $ 1.00     $ 1.00     $  1.00     $   1.00
                                                           ------     ------     ------     -------     --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(A) ..........................       0.04       0.03         --(B)     0.01(B)      0.01
   Net realized gain on investments ..................         --(B)      --(B)      --(B)       --(B)        --(B)
                                                           ------     ------     ------     -------     --------
Total income from investment operations ..............       0.04       0.03         --        0.01         0.01
                                                           ------     ------     ------     -------     --------
LESS DISTRIBUTIONS:
   Dividends from net investment income ..............      (0.04)     (0.03)        --(B)    (0.01)       (0.01)
   Distributions from net realized gains on securities         --(B)      --(B)      --(B)       --(B)        --(B)
                                                           ------     ------     ------     -------     --------
Total distributions ..................................      (0.04)     (0.03)        --       (0.01)       (0.01)
                                                           ------     ------     ------     -------     --------
NET ASSET VALUE, END OF PERIOD .......................     $1 .00     $ 1.00     $ 1.00     $  1.00     $   1.00
                                                           ======     ======     ======     =======     ========
TOTAL RETURN .........................................       4.51%      2.71%      0.85%       0.61%        1.30%
                                                           ======     ======     ======     =======     ========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..........     $2,058     $1,933     $5,370     $26,785     $175,115
   Ratios to average net assets (annualized):(A)
   Expenses, net of waivers ..........................       0.63%      0.58%      0.56%       0.58%        0.55%
   Expenses before waivers ...........................       1.02%      0.61%      0.57%       0.62%        0.55%
   Net investment income, net of waivers .............       4.39%      2.47%      0.68%       0.72%        1.25%
   Net investment income (loss), before waivers ......       4.00%      2.44%      0.67%       0.68%        1.25%

----------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B)  Amount is less than $.01 per share.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                            PLATINUM CLASS
                                                        ------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31
                                                        ------------------------------------------------------
                                                         2006       2005       2004       2003          2002
                                                        ------     ------     ------     ------       --------
NET ASSET VALUE, BEGINNING OF PERIOD ..............     $ 1.00     $ 1.00     $ 1.00     $ 1.00       $   1.00
                                                        ------     ------     ------     ------       --------
INCOME FROM INVESTMENT OPERATIONS:

  Net investment income(A) ........................       0.04       0.02         --         --
  Net realized gain on investments ................         --(B)      --(B)      --(B)      --(B)          --(B)
                                                        ------     ------     ------     ------       --------
Total income from investment operations ...........       0.04       0.02         --         --           0.01
                                                        ------     ------     ------     ------       --------
LESS DISTRIBUTIONS:
  Dividends from net investment income ............      (0.04)     (0.02)                   --          (0.01)
  Distributions from net realized gains on
     securities ...................................         --(B)      --(B)      --(B)      --(B)          --(B)
                                                        ------     ------     ------     ------       --------
Total distributions ...............................      (0.04)     (0.02)        --         --          (0.01)
                                                        ------     ------     ------     ------       --------
NET ASSET VALUE, END OF PERIOD ....................     $ 1.00     $ 1.00     $ 1.00     $ 1.00       $  1 .00
                                                        ======     ======     ======     ======       ========
TOTAL RETURN ......................................       4.14%      2.30%      0.42%      0.24%          0.90%
                                                        ======     ======     ======     ======       ========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ........     $4,012     $3,915     $6,615     $6,752       $119,833
  Ratios to average net assets (annualized):(A)
  Expenses, net of waivers ........................       0.99%      0.99%      0.98%      1.00%          0.95%
  Expenses before waivers .........................       1.55%      1.25%      1.15%      1.20%          0.98%
  Net investment income, net of waivers ...........       4.03%      2.19%      0.40%      0.31%          0.88%
  Net investment income (loss), before waivers ....       3.48%      1.93%      0.23%      0.11%          0.85%


----------
A The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of income and expenses of the American Beacon U.S. Government Master Money Market Portfolio.

B    Amount is less than $.01 per share.

AMERICAN BEACON MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                    PLANAHEAD CLASS
                                                  ----------------------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                  ----------------------------------------------
                                                   2006     2005     2004       2003       2002
                                                  ------   ------   ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD ........     $ 1.00   $ 1.00   $ 1.00     $ 1.00     $ 1.00
                                                  ------   ------   ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:

  Net investment income(A) ..................       0.02     0.02       --(B)      --(B)    0.01
  Dividends from net investment income ......      (0.02)   (0.02)      --(B)      --(B)   (0.01)
                                                  ------   ------   ------     ------     ------
NET ASSET VALUE, END OF PERIOD ..............     $ 1.00   $ 1.00   $ 1.00     $ 1.00     $ 1.00
                                                  ======   ======   ======     ======     ======
TOTAL RETURN ................................       2.50%    1.49%    0.31%      0.32%      0.93%
                                                  ======   ======   ======     ======     ======
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ....     $1,591   $1,647   $1,706     $3,072     $7,346
  Ratios to average net assets
    (annualized):(A)
    Expenses, net of waivers ................       0.99%    0.98%    0.94%      0.81%      0.57%
    Expenses before waivers .................       1.70%    1.22%    1.04%      0.93%      0.57%
    Net investment income, net of waivers ...       2.49%    1.52%    0.24%      0.36%      0.94%
    Net investment income, before waivers ...       1.78%    1.28%    0.14%      0.24%      0.94%




                                                                   PLATINUM CLASS
                                                  -----------------------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                  -----------------------------------------------
                                                   2006     2005     2004       2003       2002
                                                  ------   ------   ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD ........     $ 1.00   $ 1.00   $ 1.00     $ 1.00     $  1.00
                                                  ------   ------   ------     ------     -------
INCOME FROM INVESTMENT OPERATIONS:

  Net investment income(A) ..................       0.02     0.02       --(B)      --(B)      --(B)
  Dividends from net investment income ......      (0.02)   (0.02)      --(B)      --(B)      --(B)
                                                  ------   ------   ------     ------     -------
NET ASSET VALUE, END OF PERIOD ..............     $ 1.00   $ 1.00   $ 1.00     $ 1.00     $  1.00
                                                  ======   ======   ======     ======     =======
TOTAL RETURN ................................       2.50%    1.49%    0.31%      0.20%       0.51%
                                                  ======   ======   ======     ======     =======
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..     $3,457   $2,766   $3,472     $3,271     $71,132
  Ratios to average net assets
    (annualized):(A)
    Expenses, net of waivers ................       0.99%    0.99%    0.97%      1.01%       0.99%
    Expenses before waivers .................       1.95%    1.55%    1.58%      1.35%       1.01%
    Net investment income, net of waivers ...       2.51%    1.51%    0.29%      0.21%       0.52%
    Net investment income, before waivers ...       1.55%    0.95%   (0.32)%    (0.13)%      0.50%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Municipal Money Market Portfolio.
(B)  Amount is less than $0.01 per share.

AMERICAN BEACON MASTER TRUST
Report of Independent Registered Public Accounting Firm


The Board of Trustees and Shareholders of
American Beacon Master Trust


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Master Trust, comprised of the American Beacon Money Market Portfolio, the American Beacon U.S. Government Money Market Portfolio, and the American Beacon Municipal Money Market Portfolio, (collectively, the "Portfolios") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Master Trust at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                     /s/ ERNST & YOUNG LLP


Dallas, TX
February 27, 2007

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006


                                                                                         PAR
                                                                                        AMOUNT            VALUE
                                                                                     ------------     ------------
                                                                                           (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 1.18%
  Metropolitan Life Insurance Co., 5.419%, Due 11/21/2007++ ....................     $    150,000     $    150,000
                                                                                                      ------------
MEDIUM-TERM NOTES - 38.59%
  Abbey National Treasury Services, PLC, 5.374%, Due 6/29/2007++ ...............          491,615          491,737
  American Honda Finance Corp.,
     5.514%, Due 1/16/2007++# ..................................................           25,000           25,002
     5.34%, Due 1/26/2007++# ...................................................           50,000           50,000
     5.505%, Due 2/20/2007++# ..................................................           10,000           10,002
     5.328%, Due 7/10/2007++# ..................................................           33,040           33,042
     5.404%, Due 7/23/2007++# ..................................................           10,000           10,005
     5.39%, Due 8/23/2007++# ...................................................           20,000           20,007
     5.48%, Due 8/23/2007++# ...................................................            5,500            5,505
     5.385%, Due 9/19/2007++# ..................................................           10,000           10,004
     5.484%, Due 10/22/2007++# .................................................           10,000           10,011
  ASIF Global Financing,
     5.37%, Due 2/23/2007++# ...................................................          238,250          238,251
     5.41%, Due 5/3/2007++# ....................................................          107,200          107,234
  Citigroup Global Markets Holdings, Inc., 5.431%, Due 3/16/2007++ .............          149,300          149,330
  Citigroup, Inc.,
     5.43%, Due 6/4/2007++ .....................................................          208,830          208,901
     5.431%, Due 11/1/2007++ ...................................................          103,500          103,594
  Credit Suisse USA, Inc.,
     5.874%, Due 2/15/2007++ ...................................................           32,604           32,624
     6.063%, Due 3/28/2007++ ...................................................           10,000           10,018
     5.47%, Due 4/5/2007++ .....................................................          215,443          215,503
  General Electric Capital Corp.,
     5.443%, Due 3/9/2007++ ....................................................           37,500           37,509
     5.425%, Due 6/22/2007++ ...................................................          225,904          226,009
     5.475%, Due 10/17/2007++ ..................................................          180,000          180,000
     5.43%, Due 1/3/2008++ .....................................................           67,000           67,068
  Goldman Sachs Group, Inc.,
     5.464%, Due 3/30/2007++ ...................................................           64,000           64,019
     5.476%, Due 5/11/2007++ ...................................................           70,820           70,846
     5.497%, Due 7/2/2007++ ....................................................           64,350           64,399
  HBOS Treasury Services PLC, 5.452%, Due 1/12/2007++# .........................           20,000           20,001
  HSBC Finance Corp.,
     5.525%, Due 2/9/2007++ ....................................................           20,715           20,720
     5.41%, Due 2/28/2007++ ....................................................           23,500           23,502
     5.414%, Due 5/10/2007++ ...................................................           39,000           39,009
     5.53%, Due 7/27/2007++ ....................................................           86,525           86,615
     5.41%, Due 10/4/2007++ ....................................................          115,000          115,064
  MBNA Europe Funding PLC, 5.45%, Due 9/7/2007++# ..............................          140,525          140,643
  Merrill Lynch & Co, Inc.,
     5.48%, Due 8/27/2007++ ....................................................           45,000           45,040


                             See accompanying notes
                                       26

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006


                                                                                         PAR
                                                                                        AMOUNT           VALUE
                                                                                     ------------     ------------
                                                                                        (DOLLARS IN THOUSANDS)
     5.499%, Due 10/19/2007++ ..................................................     $     83,000     $     83,098
  Merrill Lynch & Co., Inc.,
     5.335%, Due 5/29/2007++ ...................................................           52,000           51,996
     5.40%, Due 8/24/2007++ ....................................................           39,830           39,845
  Morgan Stanley,
     5.512%, Due 1/12/2007++ ...................................................           21,700           21,701
     5.505%, Due 7/27/2007++ ...................................................           58,595           58,653
  Royal Bank of Scotland PLC,
     5.364%, Due 3/30/2007++# ..................................................          278,000          278,017
     5.34%, Due 1/18/2008++# ...................................................          150,000          150,000
  Toyota Motor Credit Corp.,
     5.335%, Due 3/22/2007++ ...................................................           30,000           30,002
     5.33%, Due 6/28/2007++ ....................................................          100,000          100,011
     5.344%, Due 8/10/2007++ ...................................................           60,000           60,012
     5.33%, Due 9/14/2007++ ....................................................           95,000           95,016
  Wachovia Corp.,
     5.428%, Due 2/6/2007++ ....................................................          153,925          153,938
     5.454%, Due 7/20/2007++ ...................................................          179,152          179,266
  Wells Fargo & Co.,
     5.426%, Due 3/23/2007++ ...................................................          273,500          273,560
     5.423%, Due 9/28/2007++ ...................................................          254,641          254,841
     5.36%, Due 1/15/2008++# ...................................................          150,000          150,000
                                                                                                      ------------
  TOTAL MEDIUM-TERM NOTES ......................................................                         4,911,170
                                                                                                      ------------
PROMISSORY NOTES - 2.36%
  Goldman Sachs Group, Inc., 5.435%, Due 2/9/2007++# ...........................          300,000          300,000
                                                                                                      ------------

CERTIFICATES OF DEPOSIT AND BANK NOTES - 35.58%
  Abbey National Treasury Services, PLC, 5.464%, Due 1/16/2007++ ...............           54,000           54,004
  ABN Amro Bank NV, 5.436%, Due 5/11/2007++ ....................................           23,170           23,177
  Allied Irish Banks PLC, 5.318%, Due 5/3/2007++ ...............................           50,000           49,993
  Bank of Nova Scotia,
     5.305%, Due 6/20/2007++ ...................................................          200,000          199,979
     5.356%, Due 10/31/2007++ ..................................................           64,860           64,868
  BB&T Corp.,
     5.323%, Due 1/24/2007++ ...................................................          150,000          150,000
     5.44%, Due 6/4/2007++ .....................................................           91,380           91,421
     5.324%, Due 8/10/2007++ ...................................................           50,000           49,997
  BNP Paribas,
     5.305%, Due 6/20/2007++ ...................................................          450,000          449,959
     5.31%, Due 10/3/2007++ ....................................................          100,000           99,982
  Branch Banking & Trust Co., 5.37%, Due 11/16/2007++ ..........................          100,000          100,038
  Canadian Imperial Bank of Commerce, 5.432%, Due 4/2/2007++ ...................           39,000           39,010
  Caylon,
     5.344%, Due 8/10/2007++ ...................................................          342,000          341,993
     5.30%, Due 9/13/2007++ ....................................................          185,700          185,666


                             See accompanying notes
                                       27

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006


                                                                                         PAR
                                                                                        AMOUNT           VALUE
                                                                                     ------------     ------------
                                                                                             (DOLLARS IN THOUSANDS)
     5.31%, Due 10/3/2007++ ....................................................     $     67,500     $     67,490
  Credit Suisse USA, Inc.,
     5.336%, Due 6/12/2007++ ...................................................          150,000          150,000
     5.356%, Due 8/13/2007++ ...................................................          125,000          125,003
  HSBC Bank USA, 5.435%, Due 9/21/2007++ .......................................          203,550          203,709
  JP Morgan Chase Bank, NA, 5.422%, Due 1/12/2007++ ............................           63,000           63,001
  M&I Marshall & Ilsley Bank, 5.356%, Due 8/1/2007++ ...........................           50,000           50,000
  National City Bank,
     5.40%, Due 6/4/2007++ .....................................................           38,000           38,009
     5.32%, Due 10/4/2007++ ....................................................          135,000          134,984
  Natixis S.A., 5.35%, Due 6/20/2007++ .........................................           25,000           25,002
  Royal Bank of Canada, 5.392%, Due 1/12/2007++ ................................           10,000           10,000
  SouthTrust Bank,
     5.425%, Due 3/19/2007++ ...................................................           46,000           46,009
     5.42%, Due 6/14/2007++ ....................................................           16,170           16,177
  State Street Bank & Trust Co., 5.343%, Due 1/16/2007++ .......................           59,500           59,500
  SunTrust Banks, Inc., 5.433%, Due 5/17/2007++ ................................          167,000          167,047
  US Bank, NA,
     5.337%, Due 1/25/2007++ ...................................................          233,000          233,001
     5.361%, Due 3/16/2007++ ...................................................           50,000           50,004
     5.383%, Due 9/10/2007++ ...................................................          250,000          250,130
     5.402%, Due 10/1/2007++ ...................................................          110,750          110,808
  Wachovia Bank, NA, 5.324%, Due 3/30/2007++ ...................................          200,000          199,999
  Wachovia Corp., 5.353%, Due 9/28/2007++ ......................................           50,000           50,010
  World Savings Bank FSB,
     5.429%, Due 6/1/2007++ ....................................................          178,460          178,517
     5.374%, Due 10/19/2007++ ..................................................          400,000          400,133
                                                                                                      ------------
  TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES .................................                         4,528,620
                                                                                                      ------------
COMMERCIAL PAPER - 10.22%
  Citigroup Funding, Inc., 5.26%, Due 2/7/2007 .................................          150,000          149,189
  FCAR Owner Trust, Series I, 5.27%, Due 3/15/2007 .............................          100,000           98,931
  Fountain Square Commercial Funding,
     5.25%, Due 2/1/2007# ......................................................           32,377           32,230
     5.24%, Due 4/19/2007# .....................................................           51,485           50,676
  Long Lane Master Trust IV,
     5.30%, Due 2/26/2007# .....................................................          158,000          156,697
     5.27%, Due 3/8/2007# ......................................................          118,704          117,557
  Park Avenue Receivables Co. LLC, 5.26%, Due 2/12/2007 ........................           83,000           82,491
  Scaldis Capital LLC, 5.30%, Due 1/25/2007# ...................................           55,262           55,067
  Sheffield Receivables Corp., 5.24%, Due 3/28/2007# ...........................           30,000           29,624
  Stanfield Victoria,
     5.27%, Due 1/30/2007# .....................................................           30,000           29,873
     5.26%, Due 3/12/2007# .....................................................           45,000           44,540
  Three Rivers Funding Corp.,
     5.34%, Due 1/4/2007# ......................................................           75,929           75,895


                             See accompanying notes

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006


                                                                                         PAR
                                                                                        AMOUNT           VALUE
                                                                                     ------------     ------------
                                                                                         (DOLLARS IN THOUSANDS)
     5.33%, Due 1/16/2007# .....................................................     $     42,224     $     42,130
  Yorktown Capital LLC,
     5.305%, Due 2/1/2007 ......................................................          240,000          238,904
     5.285%, Due 2/15/2007 .....................................................           98,273           97,624
                                                                                                      ------------
  TOTAL COMMERCIAL PAPER .......................................................                         1,301,428
                                                                                                      ------------
TIME DEPOSITS - 9.11%
  Deutsche Bank AG, 5.25%, Due 1/2/2007 ........................................          110,000          110,000
  ING Bank, NV, 5.26%, Due 1/2/2007 ............................................          425,000          425,000
  Societe Generale, 5.313%, Due 1/2/2007 .......................................          625,000          625,000
                                                                                                      ------------
  TOTAL TIME DEPOSITS ..........................................................                         1,160,000
                                                                                                      ------------

REPURCHASE AGREEMENTS - 2.52%
  Barclays Capital, Inc., 5.31%, Due 1/2/2007 (Collateral held at Bank of
     New York, FHLMC 4.478% - 5.632%, Due 10/1/2024 - 3/1/2036; and
     FNMA 3.517% - 7.376%, Due 1/1/2028 - 11/1/2036, Total Value $76,169) ......           75,000           75,000
  Goldman Sachs, 5.34%, Due 1/2/2007 (Collateral held at Bank of New York,
     FNMA 5.0% - 6.5%, Due 3/1/2019 - 12/1/2036, Total Value $250,069) .........          246,267          246,267
                                                                                                      ------------
  TOTAL REPURCHASE AGREEMENTS ..................................................                           321,267
                                                                                                      ------------
TOTAL INVESTMENTS - 99.56% (COST $12,672,485) ..................................                      $ 12,672,485
OTHER ASSETS, NET OF LIABILITIES - 0.44% .......................................                            55,684
                                                                                                      ------------
TOTAL NET ASSETS - 100.00% .....................................................                      $ 12,728,169
                                                                                                      ============


     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,192,013 or 17.22% of net assets. The Fund has no right to demand registration of these securities.


                             See accompanying notes

AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006


                                                                                                       PAR
                                                                                                      AMOUNT           VALUE
                                                                                                   ------------     ------------
                                                                                                       (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 5.14%
FEDERAL HOME LOAN BANK - 3.19%
     5.23%, Due 4/4/2007 ++ ..................................................................     $     10,000     $      9,999
     3.875%, Due 6/8/2007 ....................................................................            5,000            4,970
     5.21%, Due 6/8/2007 ++ ..................................................................            3,000            2,999
                                                                                                                    ------------
                                                                                                                          17,968
                                                                                                                    ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.63%
     5.18%, Due 1/2/2007 # ...................................................................            9,210            9,209
                                                                                                                    ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.32%
     5.11%, Due 5/31/2007 # ..................................................................              566              554
     5.105%, Due 6/1/2007 # ..................................................................            1,250            1,223
                                                                                                                    ------------
                                                                                                                           1,777
                                                                                                                    ------------
  TOTAL U.S. AGENCY OBLIGATIONS                                                                                           28,954
                                                                                                                    ------------

REPURCHASE AGREEMENTS - 94.81%
  Banc of America Securities, LLC, 5.313%, Due 1/2/2007 (Collateral held at Bank of New York,
     FHLMC 5.0%, Due 5/1/2035, Total Value - $152,386) .......................................          150,000          150,000
  Barclays Capital, Inc., 5.31%, Due 1/2/2007 (Collateral held at Bank of
     New York, FHLMC 4.442% - 7.329%, Due 1/1/2028 - 12/1/2036; and
     FNMA 5.0% - 6.995%, Due 1/1/2028 - 11/1/2036, Total Value - $203,219) ...................          200,000          200,000
  Goldman Sachs, 5.34%, Due 1/2/2007 (Collateral held at Bank of New York,
     FNMA 5.0%, Due 2/1/2036, Total Value - $187,072) ........................................          184,142          184,143
                                                                                                                    ------------
  TOTAL REPURCHASE AGREEMENTS                                                                                            534,143
                                                                                                                    ------------
TOTAL INVESTMENTS - 99.95% (COST $563,097)                                                                          $    563,097
OTHER ASSETS, NET OF LIABILITIES - 0.05%                                                                                     299
                                                                                                                    ------------
TOTAL NET ASSETS - 100.00%                                                                                          $    563,396
                                                                                                                    ============

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#    Rates represent discount rate.


                             See accompanying notes

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006


                                                                                         PAR
                                                                                        AMOUNT           VALUE
                                                                                     ------------     ------------
                                                                                        (DOLLARS IN THOUSANDS)
ALABAMA - 6.22%
  Infirmary Health System Special Care Facilities Financial Authority of Mobile
     Revenue Bonds, Series 2006A, 3.91%, Due 2/1/2040, LOC Bank of Nova Scotia .     $      1,000     $      1,000
  Mobile Industrial Development Board, Series 1999A (Holnam, Inc. Project),
     Variable Rate Demand Dock and Wharf Revenue Refunding Bonds, 3.89%,
     Due 6/1/2032, LOC Bayerische Landesbank ...................................            1,000            1,000
                                                                                                      ------------
  TOTAL ALABAMA                                                                                              2,000
                                                                                                      ------------
COLORADO - 7.08%
  Colorado Educational and Cultural Facilities Variable Rate Demand Revenue
     Bonds, Series A7, (National Jewish Federation Bond Program), 4.00%,
     Due 7/1/2029, LOC Bank of America, NA .....................................              975              975
  University of Colorado Hospital System Revenue Bonds, Series 2004B, 3.90%,
     Due 11/15/2035, LOC Citibank, NA ..........................................            1,300            1,300
                                                                                                      ------------
  TOTAL COLORADO                                                                                             2,275
                                                                                                      ------------
FLORIDA - 16.59%
  Alachua County, Florida Housing Financial Authority, Multi-family Housing
     Revenue Bonds, Series 2001, (University Cove Apartment Project), 3.95%,
     Due 6/15/2034, LOC Federal National Mortgage Association ..................            1,830            1,830
  Florida Gulf Coast University Financing Corp. Revenue Bonds, Series 2003,
     4.03%, Due 12/1/2033, LOC Wachovia Bank, NA ...............................            1,000            1,000
  Orange County Health Facilities Authority, Variable Rate Demand Revenue Bonds,
     Series 1992, (Adventist Health System/Sunbelt, Inc.), 3.98%, Due
     11/15/2014, LOC Suntrust Bank .........................................                  900              900
  University Athletic Association, Inc. Revenue Bonds, Series 2001 Bonds, 4.00%,
     Due 10/1/2031, LOC Suntrust Bank ..........................................            1,605            1,605
                                                                                                      ------------
  TOTAL FLORIDA                                                                                              5,335
                                                                                                      ------------
ILLINOIS - 4.98%
  Illinois Finance Authority Variable Rate Revenue Bonds, Series 2005B, 4.05%,
     Due 5/15/2035, LOC JP Morgan Chase ........................................            1,600            1,600
                                                                                                      ------------
INDIANA - 3.11%
  Fort Wayne, Indiana Industrial Economic Development Revenue Bonds,
     Series 1989, (ND-Tech Corporation Project), 4.02%, Due 7/1/2009,
     LOC Comerica Bank .........................................................            1,000            1,000
                                                                                                      ------------
KENTUCKY - 6.95%
  Breckinridge County, Kentucky Lease Program Revenue Bonds, Series A, 4.00%,
     Due 2/1/2032, LOC US Bank, NA .............................................            1,136            1,136
  Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001,
     (North American Stainless, L.P.), 3.99%, Due 5/1/2031,
     LOC Fifth Third Bank ......................................................            1,100            1,100
                                                                                                      ------------
  TOTAL KENTUCKY                                                                                             2,236
                                                                                                      ------------
MARYLAND - 5.22%
  Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997,
     Issue I (The Grand), 3.94%, Due 6/1/2030, LOC Federal National
     Mortgage Association ......................................................            1,680            1,680
                                                                                                      ------------
MICHIGAN - 5.52%
  Michigan State Housing Development Authority, Series 2000 (River Place
     Plaza Apartments), Variable Rate Limited Obligation Multi-family Housing
     Revenue Refunding Bonds, 3.95%, Due 6/1/2018, LOC Bank of New York ........            1,775            1,775
                                                                                                      ------------
NEVADA - 3.11%
  Nevada Housing Divison-Variable Rate Demand Multi-Unit Housing Revenue Bonds,
     Series 2004, (Sundance Village Apartments), 3.95%, Due 10/1/2035,
     LOC Citibank, NA ..........................................................            1,000            1,000
                                                                                                      ------------


                             See accompanying notes

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006


                                                                                         PAR
                                                                                        AMOUNT           VALUE
                                                                                     ------------     ------------
                                                                                         (DOLLARS IN THOUSANDS)
NEW YORK - 10.51%
  Dutchess County Industrial Development Agency Variable Rate Demand Civic
     Facility Revenue Bonds, Series 2002, 3.88%, Due 10/1/2032,
     LOC Allied Irish Bank, PLC ................................................     $        980     $        980
  New York City Housing Development Corporation, Multi-Family Mortgage
     Revenue Bonds, Series 2002A, (First Avenue Development), 3.93%,
     Due 10/15/2035, LOC Federal National Mortgage Association .................              800              800
  New York State Housing Finance Agency, 66 West 38th Street Housing Revenue
     Bonds, Series 2000A, 3.91%, Due 5/15/2033, LOC Federal National Mortgage
     Association ...............................................................            1,600            1,600
                                                                                                      ------------
  TOTAL NEW YORK                                                                                             3,380
                                                                                                      ------------
OHIO - 5.29%
  Ohio Water Development Authority, Environmental Improvement Revenue Bonds,
     Series 2000B, (Waste Management, Incorporated Project), 4.05%,
     Due 7/1/2020, LOC Fleet National Bank .....................................            1,700            1,700
                                                                                                      ------------
PENNSYLVANIA - 7.15%
  Delaware County, Pennsylvania Pollution Control, Series 1999A, 4.00%,
     Due 4/1/2021, LOC Wachovia Bank, NA .......................................              800              800
  Indiana County Industrial Development Authority Refunding Bonds, Series 2003A
     (Exelon Generation), 4.07%, Due 6/1/2027, LOC BNP Paribas .................            1,500            1,500
                                                                                                      ------------
  TOTAL PENNSYLVANIA                                                                                         2,300
                                                                                                      ------------
TEXAS - 3.73%
  City of Midlothian, Texas Industrial Development Corporation, Environmental
     Facilities Revenue Bonds, Series 1999, (Holnam Texas Limited Partnership
     Project), 3.96%, Due 9/1/2031, LOC Bank One, NA ...........................            1,200            1,200
                                                                                                      ------------
UTAH - 3.58%
  Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996,
     (Holman, Inc. Project), 3.95%, Due 8/1/2031, LOC Wachovia Bank, NA ........            1,150            1,150
                                                                                                      ------------
WASHINGTON - 3.11%
  Washington State Housing Finance Commission Variable Rate Demand
     Non-Profit Revenue Bonds, Series 2005, (Seattle Art Museum Project),
     3.91%, Due 7/1/2033, LOC Allied Irish Bank, PLC ...........................            1,000            1,000
                                                                                                      ------------
WYOMING - 4.67%
  Sweetwater County, Wyoming Pollution Control Revenue Refunding Bonds,
     Series 1990A, (Pacificorp Project), 3.91%, Due 7/1/2015,
     LOC Barclays Bank, PLC ....................................................            1,500            1,500
                                                                                                      ------------


                                                                                        SHARES
                                                                                     ------------
SHORT TERM INVESTMENTS - 2.95%
  BlackRock Provident MuniCash Fund ............................................          106,013              106
  Federated Municipal Obligations Fund .........................................          843,108              843
                                                                                                      ------------
  TOTAL SHORT TERM INVESTMENTS                                                                                 949
                                                                                                      ------------
TOTAL INVESTMENTS - 99.77% (COST $32,080)                                                             $     32,080
OTHER ASSETS, NET OF LIABILITIES - 0.23%                                                                        74
                                                                                                      ------------
TOTAL NET ASSETS - 100.00%                                                                            $     32,154
                                                                                                      ============

Percentages are stated as a percent of net assets.

For municipal obligations, rates associated with money market securities represent yield to maturity or yield to next reset date.


                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006 (IN THOUSANDS)


                                                                                   U.S. GOVERNMENT     MUNICIPAL MONEY
                                                                  MONEY MARKET      MONEY MARKET           MARKET
                                                                  ------------     ---------------     ---------------
ASSETS:
     Investment in securities at value (cost - $12,351,218,
     $28,954, and $32,080 respectively) .....................     $ 12,351,218     $        28,954     $        32,080
     Repurchase agreement (cost - $321,267, $534,143, and $0
     respectively) ...............................................     321,267             534,143                  --
     Dividends and interest receivable ......................           57,056                 389                  93
     Prepaid expenses .......................................                7                  --                  --
                                                                  ------------     ---------------     ---------------
          TOTAL ASSETS ......................................       12,729,548             563,486              32,173
                                                                  ------------     ---------------     ---------------
LIABILITIES:
     Management and investment advisory fees payable (Note 2)            1,140                  48                   4
     Other Liabilities ......................................              239                  42                  15
                                                                  ------------     ---------------     ---------------
          TOTAL LIABILITIES .................................            1,379                  90                  19
                                                                  ------------     ---------------     ---------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ....     $ 12,728,169     $       563,396     $        32,154
                                                                  ============     ===============     ===============

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENT OF OPERATIONS
DECEMBER 31, 2006 (IN THOUSANDS)



                                                                                   U.S. GOVERNMENT     MUNICIPAL MONEY
                                                                   MONEY MARKET      MONEY MARKET          MARKET
                                                                  ------------     ---------------     ---------------
INVESTMENT INCOME:
     Interest Income ........................................     $    542,409     $        17,620     $         1,102
                                                                  ------------     ---------------     ---------------
     TOTAL INVESTMENT INCOME ................................          542,409              17,620               1,102
                                                                  ------------     ---------------     ---------------
EXPENSES:
     Management and investment advisory fees (note 2)                   10,562                 346                  32
     Custodian fees .........................................              437                  14                   1
     Professional fees ......................................               86                  23                  21
     Other expenses .........................................              431                  40                   1
                                                                  ------------     ---------------     ---------------
TOTAL EXPENSES ..............................................           11,516                 423                  55
                                                                  ------------     ---------------     ---------------
NET INVESTMENT INCOME .......................................          530,893              17,197               1,047
                                                                  ------------     ---------------     ---------------
REALIZED GAIN ALLOCATED FROM PORTFOLIO
     Net realized gain on investments .......................               12                   1                  --
                                                                  ------------     ---------------     ---------------
NET GAIN ON INVESTMENTS .....................................               12                   1                  --
                                                                  ------------     ---------------     ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........     $    530,905     $        17,198     $         1,047
                                                                  ============     ===============     ===============

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)


                                                                         U.S. GOVERNMENT MONEY
                                                MONEY MARKET                     MARKET                   MUNICIPAL MONEY MARKET
                                       -----------------------------  -----------------------------   -----------------------------
                                           YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                       -----------------------------  -----------------------------   -----------------------------
                                           2006            2005           2006            2005            2006            2005
                                       -------------   -------------  -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net Investment Income .............  $     530,893   $     218,128  $      17,197   $       7,700   $       1,047   $         837
  Net Realized Gain (Loss) on
  Investments .......................             12              18              1               6              --              --
                                       -------------   -------------  -------------   -------------   -------------   -------------
    TOTAL INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .......        530,905         218,146         17,198           7,706           1,047             837
                                       -------------   -------------  -------------   -------------   -------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
  Contributions .....................    131,682,048      98,275,830      3,002,184       1,782,252          39,850          56,703
  Withdrawals .......................   (126,270,825)    (97,144,356)    (2,695,546)     (1,799,917)        (39,239)        (62,338)
                                       -------------   -------------  -------------   -------------   -------------   -------------
    NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS ............      5,411,223       1,161,474        306,638         (17,665)            611          (5,635)
                                       -------------   -------------  -------------   -------------   -------------   -------------
    NET INCREASE (DECREASE) IN NET
    ASSETS ..........................      5,942,128       1,379,620        323,836          (9,929)          1,658          (4,798)
                                       -------------   -------------  -------------   -------------   -------------   -------------
NET ASSETS:
  Beginning of period ...............      6,786,041       5,406,421        239,560         249,519          30,496          35,294
                                       -------------   -------------  -------------   -------------   -------------   -------------
  END OF PERIOD .....................  $  12,728,169   $   6,786,041  $     563,396   $     239,560   $      32,154   $      30,496
                                       =============   =============  =============   =============   =============   =============

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS

                                         MONEY MARKET
                              --------------------------------
                                  YEAR END DECEMBER 31, 2006
                              --------------------------------
                              2006   2005   2004   2003   2002
                              ----   ----   ----   ----   ----
Total return ...............  5.09%  3.25%  1.34%  1.13%  1.81%
Ratios to average net assets
(annualized):...............
     Expenses ..............  0.11%  0.11%  0.11%  0.11%  0.11%
     Net investment income .  5.03%  3.20%  1.30%  1.14%  1.81%

                                U.S. GOVERNMENT MONEY MARKET
                              --------------------------------
                                 YEAR END DECEMBER 31, 2006
                              --------------------------------
                              2006   2005   2004   2003   2002
                              ----   ----   ----   ----   ----
Total return ...............  5.04%  3.19%  1.30%  1.11%  1.74%
Ratios to average net assets
(annualized):...............
     Expenses ..............  0.12%  0.12%  0.11%  0.12%  0.12%
     Net investment income .  4.97%  3.15%  1.30%  1.13%  1.71%

                                    MUNICIPAL MONEY MARKET
                              --------------------------------
                                  YEAR END DECEMBER 31, 2006
                              --------------------------------
                              2006   2005   2004   2003   2002
                              ----   ----   ----   ----   ----
Total return ...............  3.34%  2.38%  1.18%  1.08%  1.39%
Ratios to average net assets
(annualized):...............
     Expenses ..............  0.17%  0.11%  0.11%  0.12%  0.12%
     Net investment income .  3.30%  2.35%  1.14%  1.05%  1.39%

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio, American Beacon Master U.S. Government Money Market Portfolio and American Beacon Master Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The objective of each Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     American Beacon Advisors, Inc. (the "Manager") is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION

     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

FEDERAL INCOME TAXES

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

REPURCHASE AGREEMENTS

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities and are valued at cost, which approximates market value. All collateral is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, the Manager is evaluating the implications of FIN 48 and its potential impact on the financial statements. The Fund's net asset value per share will reflect FIN 48 adjustments no later than June 29, 2007, and any adjustments will be reflected in the Fund's semi-annual report to shareholders.

     In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Manager is evaluating the impact of FAS 157; however, it is not expected to have a material impact on the Funds' net assets or results of operations.

OTHER

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.   TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


INTERFUND LENDING PROGRAM

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the twelve months ended December 31, 2006, the Money Market Portfolio earned $2,108 under the credit facility. This amount is included in interest income on the financial statements.

AMERICAN BEACON FUNDS
TAX INFORMATION FOR THE TAX YEAR ENDED DECEMBER 31, 2006
(UNAUDITED)


     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The distributions to shareholders during the tax year ended December 31, 2006 include short-term capital gains as follows:


Money Market Fund                           $ 703
U.S. Government Money Market Fund              20
Municipal Money Market Fund                    --


     We are required by Internal Revenue Code to advise you within 60 days of the Funds' fiscal year end as to the federal tax status of dividends paid by the Funds during its fiscal year ended December 31, 2006. For purposes of preparing your annual federal income tax returns, you should report the amounts reflected on you Form 1099-INT. Of the ordinary dividends paid, the percentage of income exempt from federal income taxes is as follows:


Money Market Fund                             0.0%
U.S. Government Money Market Fund             0.0%
Municipal Money Market Fund                 100.0%


     Of ordinary dividends paid to shareholders during the tax year ended December 31, 2006, the percentage of income derived from U.S. Treasury obligations is as follows:


Money Market Fund                             0.0%
U.S. Government Money Market Fund             0.0%
Municipal Money Market Fund                   0.0%

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON FUNDS AND THE AMERICAN BEACON MASTER TRUST
(UNAUDITED)


     The Trustees and officers of the American Beacon Funds (the "Trust") are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust, the American Beacon Master Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.


                                                    POSITION, TERM OF
                                                    OFFICE AND LENGTH
                                                      OF TIME SERVED                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS                                  WITH THE TRUST                            AND CURRENT DIRECTORSHIPS
----------------------------------------     ------------------------------     ----------------------------------------------------
INTERESTED TRUSTEES                                       TERM

                                                     Lifetime of Trust
                                                      until removal,
                                                      resignation or
                                                         retirement*

William F. Quinn** (58)                                Trustee and              Chairman and CEO (2006-Present) and President
                                                     President since            (1986-2006), American Beacon Advisors, Inc.;
                                                          1987                  Chairman (1989-2003) and Director (1979-1989,
                                                                                2003-Present), American Airlines Federal Credit
                                                                                Union; Director, Crescent Real Estate Equities,
                                                                                Inc.(1994-Present); Director, Pritchard, Hubble &
                                                                                Herr, LLC (investment advisor) (2001-2006);
                                                                                Director of Investment Committee, Southern
                                                                                Methodist University Endowment Fund
                                                                                (1996-Present); Member, Southern Methodist
                                                                                University Cox School of Business Advisory Board
                                                                                (1999-2002); Member, New York Stock Exchange
                                                                                Pension Manager Committee (1997-1998, 2000-2002,
                                                                                2006-Present); Chairman (2007-Present) and Vice
                                                                                Chairman (2004-2006), Committee for the Investment
                                                                                of Employee Benefits; Chairman, Committee for the
                                                                                Investment of Employee Benefits Defined Benefit
                                                                                Sub-Committee (2002-2004); Director, United Way of
                                                                                Metropolitan Tarrant County (1988-2000,
                                                                                2004-Present); Trustee, American Beacon Mileage
                                                                                Funds (1995-Present); Trustee, American Beacon
                                                                                Select Funds (1999-Present); Trustee, American
                                                                                Beacon Master Trust (1995-Present).

Alan D. Feld** (69)                                Trustee since 1996           Partner, Akin, Gump, Strauss, Hauer & Feld, LLP
                                                                                (law firm) (1960-Present); Director, Clear Channel
                                                                                Communications (1984-Present); Trustee,
                                                                                CenterPoint Properties (1994-Present); Trustee,
                                                                                American Beacon Mileage Funds (1996-Present);
                                                                                Trustee, American Beacon Select Funds
                                                                                (1999-Present); Trustee, American Beacon Master
                                                                                Trust (1996-Present).

NON-INTERESTED TRUSTEES                                 TERM

                                                  Lifetime of Trust
                                                    until removal,
                                                    resignation or
                                                     retirement*

W. Humphrey Bogart                                Trustee since 2004            Consultant, New River Canada Ltd. (mutual fund
(62)                                                                            servicing company) (1998-2003); Board Member,
                                                                                Baylor University Medical Center Foundation
                                                                                (1992-2004); President and CEO, Allmerica Trust
                                                                                Company, NA (1996-1997); President and CEO,
                                                                                Fidelity Investments Southwest Company
                                                                                (1983-1995); Senior Vice President of Regional
                                                                                Centers, Fidelity Investments (1988-1995);
                                                                                Trustee, American Beacon Mileage Funds
                                                                                (2004-Present); Trustee, American Beacon Select
                                                                                Funds (2004-Present); Trustee, American Beacon
                                                                                Master Trust (2004-Present).

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON FUNDS AND THE AMERICAN BEACON MASTER TRUST
(UNAUDITED)


                                                   POSITION, TERM OF
                                                   OFFICE AND LENGTH
                                                     OF TIME SERVED                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS                                WITH THE TRUST                           AND CURRENT DIRECTORSHIPS
----------------------------------------     ------------------------------     ----------------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)

Brenda A. Cline (45)                              Trustee since 2004            Executive Vice President, Chief Financial Officer,
                                                                                Treasurer and Secretary, Kimbell Art Foundation
                                                                                (1993-Present); Trustee, Texas Christian
                                                                                University (1998-Present); Trustee, W.I. Cook
                                                                                Foundation, Inc. (d/b/a Cook Children's Health
                                                                                Foundation) (2001-Present); Director, Christian
                                                                                Church Foundation (1999-Present); Trustee,
                                                                                American Beacon Mileage Funds (2004-Present);
                                                                                Trustee, American Beacon Select Funds
                                                                                (2004-Present); Trustee, American Beacon Master
                                                                                Trust (2004-Present).

Richard A. Massman (63)                           Trustee since 2004            Senior Vice President and General Counsel, Hunt
                                                                                Consolidated, Inc. (holding company engaged in
                                                                                energy, real estate, farming, ranching and venture
                                                                                capital activities) (1994-Present); Trustee,
                                                                                American Beacon Mileage Funds (2004-Present);
                                                                                Trustee, American Beacon Select Funds
                                                                                (2004-Present); Trustee, American Beacon Master
                                                                                Trust (2004-Present).

Stephen D. O'Sullivan                             Trustee since 1987            Consultant (1994-Present); Trustee, American
(71)                                                                            Beacon Mileage Funds (1995-Present); Trustee,
                                                                                American Beacon Select Funds (1999-Present);
                                                                                Trustee, American Beacon Master Trust
                                                                                (1995-Present).

R. Gerald Turner (60)                             Trustee since 2001            President, Southern Methodist University
225 Perkins Admin. Bldg.                                                        (1995-Present); Director, ChemFirst (1986-2002);
Southern Methodist Univ.                                                        Director, J.C. Penney Company, Inc.
Dallas, Texas 75275                                                             (1996-Present); Director, California Federal
                                                                                Preferred Capital Corp. (2001-2003); Director,
                                                                                Kronus Worldwide Inc. (chemical manufacturing)
                                                                                (2003-Present); Director, First Broadcasting
                                                                                Investment Partners, LLC (2003-Present); Member,
                                                                                United Way of Dallas Board of Directors; Member,
                                                                                Salvation Army of Dallas Board of Directors;
                                                                                Member, Methodist Hospital Advisory Board; Member,
                                                                                Knight Commission on Intercollegiate Athletics;
                                                                                Trustee, American Beacon Mileage Funds (2001-
                                                                                Present); Trustee, American Beacon Select Funds
                                                                                (2001-Present); Trustee, American Beacon Master
                                                                                Trust (2001-Present).

Kneeland Youngblood (50)                          Trustee since 1996            Managing Partner, Pharos Capital Group, LLC (a
100 Crescent Court                                Chairman since                private equity firm) (1998-Present); Director,
Suite 1740                                        2005                          Burger King Corporation (2004-Present); Trustee,
Dallas, Texas 75201                                                             City of Dallas, Texas Employee Retirement Fund
                                                                                (2004-Present); Trustee, The Hockaday School
                                                                                (1997-2005); Director, Starwood Hotels and Resorts
                                                                                (2001-Present); Member, Council on Foreign
                                                                                Relations (1995-Present); Director, Just For the
                                                                                Kids (1995-2001); Director, L&B Realty Advisors
                                                                                (1998-2000); Trustee, Teachers Retirement System
                                                                                of Texas (1993-1999); Director, Starwood Financial
                                                                                Trust (1998-2001); Trustee, St. Mark's School of
                                                                                Texas (2002-Present); Trustee, American Beacon
                                                                                Mileage Funds (1996-Present); Trustee, American
                                                                                Beacon Select Funds (1999-Present); Trustee,
                                                                                American Beacon Master Trust (1996-Present).

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON FUNDS AND THE AMERICAN BEACON MASTER TRUST
(UNAUDITED)


                                                    POSITION, TERM OF
                                                    OFFICE AND LENGTH
                                                      OF TIME SERVED                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS                                 WITH THE TRUST                            AND CURRENT DIRECTORSHIPS
----------------------------------------     ------------------------------     ----------------------------------------------------
OFFICERS
                                                           TERM

                                                         One Year

Rosemary K. Behan (47)                               VP, Secretary and          Vice President, Legal and Compliance, American
                                                         Chief Legal            Beacon Advisors, Inc. (2006-Present); Assistant
                                                     Officer since 2006         General Counsel, First Command Financial Planning,
                                                                                Inc. (2004-2006); Enforcement Attorney (2002-2004)
                                                                                and Branch Chief (2000-2002); Securities and
                                                                                Exchange Commission.

Brian E. Brett (46)                                     VP since 2004           Vice President, Director of Sales, American Beacon
                                                                                Advisors, Inc. (2004-Present); Regional Vice
                                                                                President, Neuberger Berman, LLC (investment
                                                                                advisor) (1996-2004).

Michael W. Fields (52)                                  VP since 1989           Vice President, Fixed Income Investments, American
                                                                                Beacon Advisors, Inc. (1988-Present).

Rebecca L. Harris (40)                                 Treasurer since          Vice President, Finance, American Beacon
                                                            1995                Advisors, Inc. (1995-Present).

Christina E. Sears (35)                              Chief Compliance           Chief Compliance Officer, American Beacon
                                                    Officer since 2004          Advisors, Inc. (2004-Present); Senior Compliance
                                                         and Asst.              Analyst, American Beacon Advisors, Inc.
                                                     Secretary since            (1998-2004).
                                                           1999

------

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust, as defined by the 1940 Act. Mr. Quinn is Chairman of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust's Investment advisors.

                          (AMERICAN BEACON FUNDS LOGO)

--------------------------------------------------------------------------------

DELIVERY OF DOCUMENTS
To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:




               (KEYBOARD GRAPHIC)                                  (MOUSE GRAPHIC)

                   BY E-MAIL:                                     ON THE INTERNET:

       American-Beacon.Funds@ambeacon.com         Visit our website at www.americanbeaconfunds.com

-------------------------------------------------------------------------------




               (TELEPHONE GRAPHIC)                                (MAILBOX GRAPHIC)

                  BY TELEPHONE:                                       BY MAIL:


    Cash Management Class          PlanAhead Class(R)           Cash Management Class          PlanAhead Class(R)
     Institutional Class           ------------------            Institutional Class           ------------------
     -------------------           Call (800) 388-3344           Platinum Class(SM)           American Beacon Funds
     Call (800) 658-5811                                         ------------------              P.O. Box 219643
     Platinum Class(SM)                                         American Beacon Funds      Kansas City, MO 64121-9643
     ------------------                                      4151 Amon Carter Blvd., MD
     Call (800) 967-9009                                                2450
                                                                Fort Worth, TX 76155

-------------------------------------------------------------------------------





 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES    AVAILABILITY OF PROXY VOTING POLICY AND
                                                                      RECORDS

In addition to the Schedule of Investments        A description of the policies and procedures
provided in each semi-annual and annual           that the Funds use to determine how to vote
report, each Fund files a complete schedule of    proxies relating to portfolio securities is
its portfolio holdings with the Securities and    available in each Fund's Statement of
Exchange Commission ("SEC") on Form N-Q as of     Additional Information, which may be obtained
the first and third fiscal quarters. The          free of charge by calling 1-800-967-9009 or by
Funds' Forms N-Q are available on the SEC's       accessing the SEC's website at www.sec.gov.
website at www.sec.gov. The Forms N-Q may also    Each Fund's proxy voting record for the most
be reviewed and copied at the SEC's Public        recent year ended June 30 is filed annually
Reference Room, 450 Fifth Street, NW,             with the SEC on Form N-PX. The Funds' Forms N-
Washington, DC 20549. Information regarding       PX are available on the SEC's website at
the operation of the SEC's Public Reference       www.sec.gov. Each Fund's proxy voting record
Room may be obtained by calling 1-800-SEC-        may also be obtained by calling 1-800-967-
0330. A complete schedule of each Fund's          9009.
portfolio holdings is also available on the
Funds' website (www.americanbeaconfunds.com)
approximately thirty days after the end of
each fiscal quarter.



FUND SERVICE PROVIDERS:





  CUSTODIAN                   TRANSFER AGENT                INDEPENDENT REGISTERED  DISTRIBUTOR
  STATE STREET BANK AND       BOSTON FINANCIAL DATA         PUBLIC ACCOUNTING FIRM  FORESIDE FUND SERVICES
  TRUST                       SERVICES                      ERNST & YOUNG LLP       Portland, Maine
  Boston, Massachusetts       Kansas City, Missouri         Dallas, Texas



This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------
American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. American Beacon Funds is a service mark of AMR Corporation. PlanAhead Class is a registered service mark of American Beacon Advisors, Inc. Platinum Class, American Beacon Money Market Fund, American Beacon U.S. Government Money Market Fund, and American Beacon Municipal Money Market Fund are service marks of American Beacon Advisors, Inc.
                                                                        AR 02/06
                                                                         539335

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the "Code"). The Trust did not amend the Code nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as
Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Stephen O'Sullivan, a member of the Trust's Audit and Compliance Committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. O'Sullivan is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees     Fiscal Year Ended
----------     -----------------
  $40,987         10/31/2005
  $89,163         12/31/2005
  $0              10/31/2006
  $73,177         12/31/2006

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------
      $0                 10/31/2005
      $0                 12/31/2005
      $0                 10/31/2006
      $0                 12/31/2006

(c)

Tax Fees     Fiscal Year Ended
--------     -----------------
 $9,602*        10/31/2005
 $7,350*        12/31/2005
 $0             10/31/2006
 $0             12/31/2006

* For review of 2003 and 2004 tax returns

(d)

All Other Fees     Fiscal Year Ended
--------------     -----------------
     $0               10/31/2005
     $0               12/31/2005
     $0               10/31/2006
     $0               12/31/2006

(e)(1) Pursuant to its charter, the Trust's Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts' financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser ("adviser affiliate") that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
        - to consider whether the non-audit services provided by a Trust's auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor's independence;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------
  $9,602       $0                   N/A                       10/31/2005
  $7,350       $0                   N/A                       12/31/2005
  $0           $0                   N/A                       10/31/2006
  $0           $0                   N/A                       12/31/2006

(h)     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for the Money Market Portfolio, the Municipal Money Market Portfolio and the U.S. Government Money Market Portfolio of the American Beacon Master Trust are included in the American Beacon Funds shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1) Filed herewith as EX-99.CODE ETH.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Master Trust

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 9, 2007


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: March 9, 2007